Provision for reclamation (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Future retirement costs	$ 5,700	$ 4,100
Risk-free rate	15.00%	13.00%
Inflation rate	4.00%	4.00%
Expected timing	17 years	19 years